The RBB Fund, Inc.

615 East Michigan Street

Milwaukee, Wisconsin 53202

April 8, 2022

FILED VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc. (the “Company”)
File Nos.: 033-20827 and 811-05518

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Company is Post-Effective Amendment No. 289 to the Company’s Registration Statement on Form N-1A under the 1933 Act (Amendment No. 294 under the 1940 Act), for the purpose of introducing two new series, the “SGI Dynamic Tactical ETF” and the “SGI U.S. Large Cap Core ETF.”

Pursuant to Rule 485(a)(2), the Company anticipates that this filing will be effective in 75 days. At or before that time, the Company will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment, update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5366.

Very truly yours,

/s/ Edward Paz
Edward Paz
Assistant Secretary

Enclosures

cc:	Salvatore Faia, The RBB Fund, Inc.
James Shaw, The RBB Fund, Inc.
Jillian Bosmann, Faegre Drinker Biddle & Reath LLP